Commitments and Contingencies (Details) - Schedule of commitments and contingencies	Jun. 30, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Total	$ 3,336,505
Royalty Agreements [Member]
Commitments and Contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Total	2,455
Lease obligations [Member]
Commitments and Contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Total	$ 881,505